UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-02809
Name of Fund:
BlackRock Advantage SMID Cap Fund, Inc.
Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Advantage SMID Cap Fund, Inc., 50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
03/31/2026
Date of reporting period:
03/31/2026
Item 1 — Reports to Stockholders
(a) The Reports to Shareholders are attached herewith.

BlackRock Advantage SMID Cap Fund, Inc.

Institutional Shares | MASPX

Annual Shareholder Report — March 31, 2026

This annual shareholder report contains important information about BlackRock Advantage SMID Cap Fund, Inc. (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$54	0.48%
How did the Fund perform last year?
  For the reporting period ended March 31, 2026, the Fund's Institutional Shares returned 23.48%.
  For the same period, the Fund's benchmark, the Russell 3000® Index returned 18.09% and the Russell 2500® Index returned 23.45%.
What contributed to performance?
Sentiment-based insights led positive contributions to the Fund’s performance, most notably measures capturing market trends and investor behavior which supported strong performance by holdings within the industrials sector. Additionally, insights gauging patterns and tone within management earnings call discussions helped position the portfolio effectively in information technology. Fundamental quality and value measures also added to performance, as signals focused on company strength and efficient capital use supported positive exposure to consumer discretionary and energy stocks.
What detracted from performance?
Toward the latter part of the period amid heightened geopolitical tensions, macro-based insights struggled to keep pace with shifting market dynamics, leading to less effective positioning, most notably with respect to utilities. Additionally, certain sentiment signals linked to investor engagement weighed on positioning within communication services and consumer staples. Finally, fundamental signals tied to earnings expectations and operational efficiency detracted from performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: April 1, 2016 through March 31, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	23.48%	6.58%	10.82%
Russell 3000® Index	18.09	10.87	13.72
Russell 2500® Index	23.45	5.48	10.58
Key Fund statistics
Net Assets	$754,988,166
Number of Portfolio Holdings	778
Net Investment Advisory Fees	$1,910,062
Portfolio Turnover Rate	90%
The Fund’s returns shown prior to December 15, 2017, are the returns of the Fund when it followed a different investment objective and different investment strategies under the name BlackRock Value Opportunities Fund, Inc.
The Fund’s returns shown for the period between December 15, 2017 and February 8, 2021, are the returns of the Fund when it followed different investment strategies under the name BlackRock Advantage U.S. Total Market Fund, Inc.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of March 31, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	22.7%
Information Technology	16.1%
Financials	14.9%
Health Care	10.7%
Consumer Discretionary	8.8%
Materials	6.0%
Energy	5.7%
Real Estate	4.7%
Utilities	3.4%
Consumer Staples	3.3%
Communication Services	2.5%
Short-Term Securities	3.2%
Liabilities in Excess of Other Assets	(2.0)%
Ten largest holdings
Security(b)	Percent of Net Assets
Sandisk Corp.	1.3%
Comfort Systems U.S.A., Inc.	1.2%
Cullen/Frost Bankers, Inc.	1.0%
Ciena Corp.	1.0%
Lumentum Holdings, Inc.	0.9%
EMCOR Group, Inc.	0.7%
Reinsurance Group of America, Inc.	0.7%
Coherent Corp.	0.7%
ITT, Inc.	0.7%
Casey's General Stores, Inc.	0.7%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Advantage SMID Cap Fund, Inc.
Institutional Shares | MASPX
Annual Shareholder Report — March 31, 2026
MASPX-03/26-AR

BlackRock Advantage SMID Cap Fund, Inc.

Investor A Shares | MDSPX

Annual Shareholder Report — March 31, 2026

This annual shareholder report contains important information about BlackRock Advantage SMID Cap Fund, Inc. (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$81	0.73%
How did the Fund perform last year?
  For the reporting period ended March 31, 2026, the Fund's Investor A Shares returned 23.18%.
  For the same period, the Fund's benchmark, the Russell 3000® Index returned 18.09% and the Russell 2500® Index returned 23.45%.
What contributed to performance?
Sentiment-based insights led positive contributions to the Fund’s performance, most notably measures capturing market trends and investor behavior which supported strong performance by holdings within the industrials sector. Additionally, insights gauging patterns and tone within management earnings call discussions helped position the portfolio effectively in information technology. Fundamental quality and value measures also added to performance, as signals focused on company strength and efficient capital use supported positive exposure to consumer discretionary and energy stocks.
What detracted from performance?
Toward the latter part of the period amid heightened geopolitical tensions, macro-based insights struggled to keep pace with shifting market dynamics, leading to less effective positioning, most notably with respect to utilities. Additionally, certain sentiment signals linked to investor engagement weighed on positioning within communication services and consumer staples. Finally, fundamental signals tied to earnings expectations and operational efficiency detracted from performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: April 1, 2016 through March 31, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	23.18%	6.32%	10.54%
Investor A Shares (with sales charge)	16.71	5.17	9.95
Russell 3000® Index	18.09	10.87	13.72
Russell 2500® Index	23.45	5.48	10.58
Key Fund statistics
Net Assets	$754,988,166
Number of Portfolio Holdings	778
Net Investment Advisory Fees	$1,910,062
Portfolio Turnover Rate	90%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
The Fund’s returns shown prior to December 15, 2017, are the returns of the Fund when it followed a different investment objective and different investment strategies under the name BlackRock Value Opportunities Fund, Inc.
The Fund’s returns shown for the period between December 15, 2017 and February 8, 2021, are the returns of the Fund when it followed different investment strategies under the name BlackRock Advantage U.S. Total Market Fund, Inc.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of March 31, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	22.7%
Information Technology	16.1%
Financials	14.9%
Health Care	10.7%
Consumer Discretionary	8.8%
Materials	6.0%
Energy	5.7%
Real Estate	4.7%
Utilities	3.4%
Consumer Staples	3.3%
Communication Services	2.5%
Short-Term Securities	3.2%
Liabilities in Excess of Other Assets	(2.0)%
Ten largest holdings
Security(b)	Percent of Net Assets
Sandisk Corp.	1.3%
Comfort Systems U.S.A., Inc.	1.2%
Cullen/Frost Bankers, Inc.	1.0%
Ciena Corp.	1.0%
Lumentum Holdings, Inc.	0.9%
EMCOR Group, Inc.	0.7%
Reinsurance Group of America, Inc.	0.7%
Coherent Corp.	0.7%
ITT, Inc.	0.7%
Casey's General Stores, Inc.	0.7%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Advantage SMID Cap Fund, Inc.
Investor A Shares | MDSPX
Annual Shareholder Report — March 31, 2026
MDSPX-03/26-AR

BlackRock Advantage SMID Cap Fund, Inc.

Investor C Shares | MCSPX

Annual Shareholder Report — March 31, 2026

This annual shareholder report contains important information about BlackRock Advantage SMID Cap Fund, Inc. (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$165	1.48%
How did the Fund perform last year?
  For the reporting period ended March 31, 2026, the Fund's Investor C Shares returned 22.30%.
  For the same period, the Fund's benchmark, the Russell 3000® Index returned 18.09% and the Russell 2500® Index returned 23.45%.
What contributed to performance?
Sentiment-based insights led positive contributions to the Fund’s performance, most notably measures capturing market trends and investor behavior which supported strong performance by holdings within the industrials sector. Additionally, insights gauging patterns and tone within management earnings call discussions helped position the portfolio effectively in information technology. Fundamental quality and value measures also added to performance, as signals focused on company strength and efficient capital use supported positive exposure to consumer discretionary and energy stocks.
What detracted from performance?
Toward the latter part of the period amid heightened geopolitical tensions, macro-based insights struggled to keep pace with shifting market dynamics, leading to less effective positioning, most notably with respect to utilities. Additionally, certain sentiment signals linked to investor engagement weighed on positioning within communication services and consumer staples. Finally, fundamental signals tied to earnings expectations and operational efficiency detracted from performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: April 1, 2016 through March 31, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	22.30%	5.52%	9.87%
Investor C Shares (with sales charge)	21.30	5.52	9.87
Russell 3000® Index	18.09	10.87	13.72
Russell 2500® Index	23.45	5.48	10.58
Key Fund statistics
Net Assets	$754,988,166
Number of Portfolio Holdings	778
Net Investment Advisory Fees	$1,910,062
Portfolio Turnover Rate	90%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.
The Fund’s returns shown prior to December 15, 2017, are the returns of the Fund when it followed a different investment objective and different investment strategies under the name BlackRock Value Opportunities Fund, Inc.
The Fund’s returns shown for the period between December 15, 2017 and February 8, 2021, are the returns of the Fund when it followed different investment strategies under the name BlackRock Advantage U.S. Total Market Fund, Inc.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of March 31, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	22.7%
Information Technology	16.1%
Financials	14.9%
Health Care	10.7%
Consumer Discretionary	8.8%
Materials	6.0%
Energy	5.7%
Real Estate	4.7%
Utilities	3.4%
Consumer Staples	3.3%
Communication Services	2.5%
Short-Term Securities	3.2%
Liabilities in Excess of Other Assets	(2.0)%
Ten largest holdings
Security(b)	Percent of Net Assets
Sandisk Corp.	1.3%
Comfort Systems U.S.A., Inc.	1.2%
Cullen/Frost Bankers, Inc.	1.0%
Ciena Corp.	1.0%
Lumentum Holdings, Inc.	0.9%
EMCOR Group, Inc.	0.7%
Reinsurance Group of America, Inc.	0.7%
Coherent Corp.	0.7%
ITT, Inc.	0.7%
Casey's General Stores, Inc.	0.7%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Advantage SMID Cap Fund, Inc.
Investor C Shares | MCSPX
Annual Shareholder Report — March 31, 2026
MCSPX-03/26-AR

BlackRock Advantage SMID Cap Fund, Inc.

Class K Shares | MKSPX

Annual Shareholder Report — March 31, 2026

This annual shareholder report contains important information about BlackRock Advantage SMID Cap Fund, Inc. (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$48	0.43%
How did the Fund perform last year?
  For the reporting period ended March 31, 2026, the Fund's Class K Shares returned 23.53%.
  For the same period, the Fund's benchmark, the Russell 3000® Index returned 18.09% and the Russell 2500® Index returned 23.45%.
What contributed to performance?
Sentiment-based insights led positive contributions to the Fund’s performance, most notably measures capturing market trends and investor behavior which supported strong performance by holdings within the industrials sector. Additionally, insights gauging patterns and tone within management earnings call discussions helped position the portfolio effectively in information technology. Fundamental quality and value measures also added to performance, as signals focused on company strength and efficient capital use supported positive exposure to consumer discretionary and energy stocks.
What detracted from performance?
Toward the latter part of the period amid heightened geopolitical tensions, macro-based insights struggled to keep pace with shifting market dynamics, leading to less effective positioning, most notably with respect to utilities. Additionally, certain sentiment signals linked to investor engagement weighed on positioning within communication services and consumer staples. Finally, fundamental signals tied to earnings expectations and operational efficiency detracted from performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: April 1, 2016 through March 31, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	23.53%	6.63%	10.86%
Russell 3000® Index	18.09	10.87	13.72
Russell 2500® Index	23.45	5.48	10.58
Key Fund statistics
Net Assets	$754,988,166
Number of Portfolio Holdings	778
Net Investment Advisory Fees	$1,910,062
Portfolio Turnover Rate	90%
The Fund’s returns shown prior to December 15, 2017, are the returns of the Fund when it followed a different investment objective and different investment strategies under the name BlackRock Value Opportunities Fund, Inc.
The Fund’s returns shown for the period between December 15, 2017 and February 8, 2021, are the returns of the Fund when it followed different investment strategies under the name BlackRock Advantage U.S. Total Market Fund, Inc.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of March 31, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	22.7%
Information Technology	16.1%
Financials	14.9%
Health Care	10.7%
Consumer Discretionary	8.8%
Materials	6.0%
Energy	5.7%
Real Estate	4.7%
Utilities	3.4%
Consumer Staples	3.3%
Communication Services	2.5%
Short-Term Securities	3.2%
Liabilities in Excess of Other Assets	(2.0)%
Ten largest holdings
Security(b)	Percent of Net Assets
Sandisk Corp.	1.3%
Comfort Systems U.S.A., Inc.	1.2%
Cullen/Frost Bankers, Inc.	1.0%
Ciena Corp.	1.0%
Lumentum Holdings, Inc.	0.9%
EMCOR Group, Inc.	0.7%
Reinsurance Group of America, Inc.	0.7%
Coherent Corp.	0.7%
ITT, Inc.	0.7%
Casey's General Stores, Inc.	0.7%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Advantage SMID Cap Fund, Inc.
Class K Shares | MKSPX
Annual Shareholder Report — March 31, 2026
MKSPX-03/26-AR

BlackRock Advantage SMID Cap Fund, Inc.

Class R Shares | MRSPX

Annual Shareholder Report — March 31, 2026

This annual shareholder report contains important information about BlackRock Advantage SMID Cap Fund, Inc. (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$109	0.98%
How did the Fund perform last year?
  For the reporting period ended March 31, 2026, the Fund's Class R Shares returned 22.92%.
  For the same period, the Fund's benchmark, the Russell 3000® Index returned 18.09% and the Russell 2500® Index returned 23.45%.
What contributed to performance?
Sentiment-based insights led positive contributions to the Fund’s performance, most notably measures capturing market trends and investor behavior which supported strong performance by holdings within the industrials sector. Additionally, insights gauging patterns and tone within management earnings call discussions helped position the portfolio effectively in information technology. Fundamental quality and value measures also added to performance, as signals focused on company strength and efficient capital use supported positive exposure to consumer discretionary and energy stocks.
What detracted from performance?
Toward the latter part of the period amid heightened geopolitical tensions, macro-based insights struggled to keep pace with shifting market dynamics, leading to less effective positioning, most notably with respect to utilities. Additionally, certain sentiment signals linked to investor engagement weighed on positioning within communication services and consumer staples. Finally, fundamental signals tied to earnings expectations and operational efficiency detracted from performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: April 1, 2016 through March 31, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class R Shares	22.92%	6.06%	10.26%
Russell 3000® Index	18.09	10.87	13.72
Russell 2500® Index	23.45	5.48	10.58
Key Fund statistics
Net Assets	$754,988,166
Number of Portfolio Holdings	778
Net Investment Advisory Fees	$1,910,062
Portfolio Turnover Rate	90%
Average annual total returns reflect reductions for distribution and service fees.
The Fund’s returns shown prior to December 15, 2017, are the returns of the Fund when it followed a different investment objective and different investment strategies under the name BlackRock Value Opportunities Fund, Inc.
The Fund’s returns shown for the period between December 15, 2017 and February 8, 2021, are the returns of the Fund when it followed different investment strategies under the name BlackRock Advantage U.S. Total Market Fund, Inc.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of March 31, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	22.7%
Information Technology	16.1%
Financials	14.9%
Health Care	10.7%
Consumer Discretionary	8.8%
Materials	6.0%
Energy	5.7%
Real Estate	4.7%
Utilities	3.4%
Consumer Staples	3.3%
Communication Services	2.5%
Short-Term Securities	3.2%
Liabilities in Excess of Other Assets	(2.0)%
Ten largest holdings
Security(b)	Percent of Net Assets
Sandisk Corp.	1.3%
Comfort Systems U.S.A., Inc.	1.2%
Cullen/Frost Bankers, Inc.	1.0%
Ciena Corp.	1.0%
Lumentum Holdings, Inc.	0.9%
EMCOR Group, Inc.	0.7%
Reinsurance Group of America, Inc.	0.7%
Coherent Corp.	0.7%
ITT, Inc.	0.7%
Casey's General Stores, Inc.	0.7%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Advantage SMID Cap Fund, Inc.
Class R Shares | MRSPX
Annual Shareholder Report — March 31, 2026
MRSPX-03/26-AR

(b) Not Applicable

Item 2 –

Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.

Item 3 –

Audit Committee Financial Experts – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Neil A. Cotty

Henry R. Keizer

Kenneth L. Urish

Claire A. Walton

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Advantage SMID Cap Fund, Inc.	$31,518	$31,365	$0	$0	$15,300	$15,300	$388	$0

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,277,000	$2,149,000

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.

2 The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.

3 Non-audit fees of $2,277,000 and $2,149,000 for the current fiscal year and previous fiscal year, respectively, were paid to the Fund’s principal accountant in their entirety by BlackRock, in connection with services provided to the Affiliated Service Providers of the Fund and of certain other funds sponsored and advised by BlackRock or its affiliates for a service organization review and an accounting research tool subscription. These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

2

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Advantage SMID Cap Fund, Inc.	$15,688	$15,300

Additionally, the amounts billed by D&T in connection with services provided to the Affiliated Service Providers of the Fund and of other funds sponsored and advised by BlackRock or its affiliates during the current and previous fiscal years for a service organization review and an accounting research tool subscription were:

Current Fiscal Year End	Previous Fiscal Year End
$2,277,000	$2,149,000

These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) – Not Applicable

(j) – Not Applicable

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

3

March 31, 2026
2026 Annual Financial Statements and Additional Information

BlackRock Advantage SMID Cap Fund, Inc.

Not FDIC Insured ● May Lose Value ● No Bank Guarantee

Table of Contents

Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.
Derivative Financial Instruments

Schedule of Investments
March 31, 2026
BlackRock Advantage SMID Cap Fund, Inc.
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 4.0%
AeroVironment, Inc.(a)	3,896	$ 713,163
Archer Aviation, Inc., Class A(a)	46,202	238,864
ATI, Inc.(a)	16,700	2,429,182
BWX Technologies, Inc.	17,690	3,617,428
Carpenter Technology Corp.	9,093	3,584,006
Curtiss-Wright Corp.	1,271	865,704
Ducommun, Inc.(a)	9,810	1,196,820
FTAI Aviation Ltd.	10,634	2,605,330
Huntington Ingalls Industries, Inc.	7,772	2,952,583
Intuitive Machines, Inc., Class A(a)	11,716	217,449
Kratos Defense & Security Solutions, Inc.(a)	20,217	1,425,501
Leonardo DRS, Inc.	13,144	585,171
Mercury Systems, Inc.(a)	1,688	123,072
Moog, Inc., Class A	6,446	1,886,357
Rocket Lab Corp.(a)	42,216	2,711,111
Textron, Inc.	15,905	1,392,642
V2X, Inc.(a)	7,900	541,150
Woodward, Inc.	9,723	3,480,056
		30,565,589
Air Freight & Logistics — 0.4%
CH Robinson Worldwide, Inc.	11,537	1,915,950
Forward Air Corp.(a)	11,234	187,720
GXO Logistics, Inc.(a)	5,005	259,509
Hub Group, Inc., Class A	12,406	447,112
		2,810,291
Automobile Components — 0.9%
Adient PLC(a)	31,958	645,871
BorgWarner, Inc.	64,432	3,496,080
Dana, Inc.	5,122	172,355
Dauch Corp.(a)	26,218	155,473
Garrett Motion, Inc.	18,126	329,350
Gentex Corp.	31,648	691,509
Mobileye Global, Inc., Class A(a)	68,439	470,176
QuantumScape Corp., Class A(a)(b)	80,174	511,510
Standard Motor Products, Inc.	4,899	170,191
Visteon Corp.	3,783	344,669
		6,987,184
Automobiles — 0.1%
Rivian Automotive, Inc., Class A(a)	50,597	761,485
Winnebago Industries, Inc.	4,439	137,564
		899,049
Banks — 6.0%
1st Source Corp.	3,102	214,689
Amalgamated Financial Corp.	25,992	1,010,309
Ameris Bancorp	10,841	845,490
Associated Banc-Corp.	14,974	387,228
Axos Financial, Inc.(a)	4,695	399,498
Banc of California, Inc.	4,430	77,879
Bank of Hawaii Corp.	3,878	287,941
Bank7 Corp.	6,845	272,979
Bar Harbor Bankshares	5,140	166,793
BOK Financial Corp.	3,098	396,730
Byline Bancorp, Inc.	3,634	114,725
Capital City Bank Group, Inc.	4,329	188,138
Capitol Federal Financial, Inc.	8,827	62,936
ConnectOne Bancorp, Inc.	5,367	143,675
Cullen/Frost Bankers, Inc.	56,678	7,769,420
Customers Bancorp, Inc.(a)	9,255	642,390
East West Bancorp, Inc.	11,993	1,280,373
Security	Shares	Value
Banks (continued)
First Bank	26,373	$ 421,968
First Business Financial Services, Inc.	3,051	164,540
First Hawaiian, Inc.	105,254	2,593,459
First Horizon Corp.	149,356	3,399,343
First Internet Bancorp	13,163	268,262
Flushing Financial Corp.	17,382	266,987
FNB Corp.	52,826	883,251
Glacier Bancorp, Inc.	6,988	312,154
Heritage Commerce Corp.	98,075	1,223,976
HomeTrust Bancshares, Inc.	8,814	375,917
Horizon Bancorp, Inc.	59,538	986,545
Independent Bank Corp.	63,534	2,115,682
Kearny Financial Corp.	96,497	728,552
Live Oak Bancshares, Inc.	32,268	1,067,103
Metropolitan Bank Holding Corp.	10,638	886,039
Midland States Bancorp, Inc.	28,100	626,911
National Bank Holdings Corp., Class A	4,052	158,676
Nicolet Bankshares, Inc.	3,565	529,830
Northfield Bancorp, Inc.	98,050	1,327,597
OceanFirst Financial Corp.	67,279	1,213,713
Old National Bancorp	77,141	1,704,816
Old Second Bancorp, Inc.	5,366	108,179
Park National Corp.	2,093	342,101
Pinnacle Financial Partners, Inc.	50,403	4,341,714
Popular, Inc.	4,353	584,042
Republic First Bancorp, Inc.(a)	87,118	9
Southern First Bancshares, Inc.(a)	1,844	100,498
SouthState Bank Corp.	3,709	343,157
Texas Capital Bancshares, Inc.(a)	3,122	296,215
UMB Financial Corp.	3,037	342,543
United Bankshares, Inc.	4,396	182,082
United Community Banks, Inc.	12,895	406,064
Univest Financial Corp.	11,731	401,904
USCB Financial Holdings, Inc., Class A	8,747	162,169
Washington Trust Bancorp, Inc.	16,530	553,094
Western Alliance Bancorp	10,414	737,832
Western New England Bancorp, Inc.	18,690	241,662
Zions Bancorp N.A.	15,187	875,075
		45,534,854
Beverages — 0.1%
Celsius Holdings, Inc.(a)	6,028	213,873
National Beverage Corp.(a)	11,941	401,815
Primo Brands Corp., Class A	6,372	119,985
		735,673
Biotechnology — 6.0%
ACADIA Pharmaceuticals, Inc.(a)	51,343	1,142,895
Agios Pharmaceuticals, Inc.(a)	8,129	275,004
Alkermes PLC(a)	37,348	1,320,625
Altimmune, Inc.(a)(b)	54,155	166,797
Amicus Therapeutics, Inc.(a)	17,995	260,208
Apellis Pharmaceuticals, Inc.(a)(b)	12,870	517,760
Arcus Biosciences, Inc.(a)	7,419	160,250
Ardelyx, Inc.(a)	80,680	483,273
Arrowhead Pharmaceuticals, Inc.(a)	12,282	770,081
Atrium Therapeutics, Inc.(a)	445	5,950
Beam Therapeutics, Inc.(a)	10,630	253,313
BioCryst Pharmaceuticals, Inc.(a)(b)	104,635	996,125
Biohaven Ltd.(a)	6,326	53,518
BioMarin Pharmaceutical, Inc.(a)	3,540	199,975
Bridgebio Pharma, Inc.(a)	5,733	425,733
Caris Life Sciences, Inc.(a)	29,470	526,924
Catalyst Pharmaceuticals, Inc.(a)	41,296	1,022,489
42026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
March 31, 2026
BlackRock Advantage SMID Cap Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
Celcuity, Inc.(a)	1,307	$ 149,181
Celldex Therapeutics, Inc.(a)	5,998	190,257
Cytokinetics, Inc.(a)	12,320	812,011
Day One Biopharmaceuticals, Inc.(a)	13,170	282,365
Dyne Therapeutics, Inc.(a)	9,372	169,914
Editas Medicine, Inc.(a)	31,081	76,770
Exelixis, Inc.(a)	40,673	1,744,465
GRAIL, Inc.(a)	2,753	142,275
Halozyme Therapeutics, Inc.(a)	5,237	338,467
Ideaya Biosciences, Inc.(a)	31,300	1,042,916
Insmed, Inc.(a)	21,962	3,591,226
Intellia Therapeutics, Inc.(a)	32,612	418,086
Ionis Pharmaceuticals, Inc.(a)	25,722	1,931,465
Ironwood Pharmaceuticals, Inc., Class A(a)	32,822	115,205
Janux Therapeutics, Inc.(a)	32,344	449,582
Kura Oncology, Inc.(a)	51,387	417,776
Kymera Therapeutics, Inc.(a)	3,336	277,855
Madrigal Pharmaceuticals, Inc.(a)	2,376	1,243,765
MannKind Corp.(a)	141,290	346,160
MiMedx Group, Inc.(a)	97,922	386,792
Mirum Pharmaceuticals, Inc.(a)	4,035	372,753
Moderna, Inc.(a)	6,969	354,025
Monte Rosa Therapeutics, Inc.(a)	6,431	105,790
MoonLake Immunotherapeutics(a)	6,836	127,423
Natera, Inc.(a)	3,252	650,367
Neurocrine Biosciences, Inc.(a)	14,893	1,962,004
Praxis Precision Medicines, Inc.(a)	2,582	831,895
Prothena Corp. PLC(a)	13,711	133,271
PTC Therapeutics, Inc.(a)	11,114	757,197
Recursion Pharmaceuticals, Inc., Class A(a)	136,789	419,942
REGENXBIO, Inc.(a)	62,212	521,337
Revolution Medicines, Inc.(a)	18,633	1,812,059
Rhythm Pharmaceuticals, Inc.(a)	1,181	102,712
Rigel Pharmaceuticals, Inc.(a)	5,419	146,530
Roivant Sciences Ltd.(a)	18,205	504,278
Sarepta Therapeutics, Inc.(a)	45,726	994,998
Scholar Rock Holding Corp.(a)	2,710	133,224
Soleno Therapeutics, Inc.(a)	4,383	146,743
SQZ Biotechnologies Co.(a)	1,031	25
Summit Therapeutics, Inc.(a)(b)	6,132	116,263
Syndax Pharmaceuticals, Inc.(a)	43,421	1,014,315
TG Therapeutics, Inc.(a)	38,004	1,262,493
Travere Therapeutics, Inc.(a)	11,132	330,732
Twist Bioscience Corp.(a)	9,957	473,157
Ultragenyx Pharmaceutical, Inc.(a)	44,291	927,896
United Therapeutics Corp.(a)	5,912	3,505,698
UroGen Pharma Ltd.(a)	3,442	61,887
Vanda Pharmaceuticals, Inc.(a)	91,708	633,702
Vaxcyte, Inc.(a)	7,295	423,912
Vera Therapeutics, Inc., Class A(a)	2,512	101,058
Veracyte, Inc.(a)(b)	25,520	821,999
Viking Therapeutics, Inc.(a)(b)	35,445	1,153,380
Vir Biotechnology, Inc.(a)	13,947	124,965
Voyager Therapeutics, Inc.(a)	10,632	41,040
Xencor, Inc.(a)	61,607	742,980
Zymeworks, Inc.(a)	28,705	718,773
		45,238,276
Broadline Retail — 0.7%
Dillard’s, Inc., Class A	1,307	747,748
Etsy, Inc.(a)	17,945	896,891
Groupon, Inc.(a)(b)	20,637	245,580
Kohl’s Corp.	41,582	536,408
Security	Shares	Value
Broadline Retail (continued)
Macy’s, Inc.	90,215	$ 1,631,989
Ollie’s Bargain Outlet Holdings, Inc.(a)	14,818	1,363,849
		5,422,465
Building Products — 1.3%
A. O. Smith Corp.	1,257	82,887
Advanced Drainage Systems, Inc.	7,392	1,013,665
Allegion PLC	14,720	2,138,669
Armstrong World Industries, Inc.	4,101	675,845
AZZ, Inc.	870	108,863
Caesarstone Ltd.(a)(b)	4,705	5,034
Fortune Brands Innovations, Inc.	15,754	613,933
Gibraltar Industries, Inc.(a)	3,767	150,190
Modine Manufacturing Co.(a)	3,798	823,065
Owens Corning	27,812	3,009,815
Resideo Technologies, Inc.(a)	9,619	324,256
UFP Industries, Inc.	7,414	682,978
Zurn Elkay Water Solutions Corp.	9,180	411,631
		10,040,831
Capital Markets — 2.8%
Acadian Asset Management, Inc.	6,457	351,390
BGC Group, Inc., Class A	7,246	70,866
Blue Owl Capital, Inc., Class A	28,952	264,332
Carlyle Group, Inc. (The)	12,247	592,632
DigitalBridge Group, Inc., Class A	5,947	91,703
Evercore, Inc., Class A	4,099	1,223,593
FactSet Research Systems, Inc.	4,390	952,586
Franklin Resources, Inc.	98,760	2,332,711
Hamilton Lane, Inc., Class A	606	60,236
Houlihan Lokey, Inc., Class A	6,349	911,843
Interactive Brokers Group, Inc., Class A	23,649	1,586,138
Invesco Ltd.	23,224	564,111
Janus Henderson Group PLC	17,649	906,629
Jefferies Financial Group, Inc.	44,284	1,827,601
Morningstar, Inc.	4,036	682,286
PJT Partners, Inc., Class A	3,222	450,178
SEI Investments Co.	37,012	2,904,332
StepStone Group, Inc., Class A	15,334	731,738
StoneX Group, Inc.(a)	9,172	739,722
Virtu Financial, Inc., Class A	55,725	2,450,786
Webull Corp., Class A(a)	24,278	116,534
XP, Inc., Class A	62,361	1,187,353
		20,999,300
Chemicals — 1.8%
AdvanSix, Inc.	12,661	308,928
Albemarle Corp.	12,687	2,277,697
Balchem Corp.	2,300	389,804
Celanese Corp., Class A	16,022	1,053,767
Eastman Chemical Co.	2,694	205,606
Element Solutions, Inc.	32,161	1,097,977
FMC Corp.	49,707	855,955
Huntsman Corp.	214,104	2,849,724
Innospec, Inc.	9,976	728,447
Mativ Holdings, Inc.	38,650	336,255
Mosaic Co. (The)	62,902	1,604,001
NewMarket Corp.	1,467	940,274
Olin Corp.	32,117	954,838
Solstice Advanced Materials, Inc.	1,479	112,641
		13,715,914
Commercial Services & Supplies — 0.5%
ACV Auctions, Inc., Class A(a)	26,671	113,085
Brink’s Co. (The)	2,355	244,049
Schedule of Investments

Schedule of Investments  (continued)
March 31, 2026
BlackRock Advantage SMID Cap Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Commercial Services & Supplies (continued)
Clean Harbors, Inc.(a)	4,856	$ 1,392,361
CoreCivic, Inc.(a)	24,188	457,395
GEO Group, Inc. (The)(a)	20,775	349,228
MillerKnoll, Inc.	10,596	153,218
Tetra Tech, Inc.	33,643	1,013,327
		3,722,663
Communications Equipment — 3.0%
ADTRAN Holdings, Inc.(a)	6,172	77,644
Applied Optoelectronics, Inc.(a)	11,658	986,150
Calix, Inc.(a)	40,867	2,002,074
Ciena Corp.(a)	18,793	7,296,006
Extreme Networks, Inc.(a)(b)	24,671	372,039
F5, Inc.(a)	3,791	1,096,850
Harmonic, Inc.(a)	126,589	1,136,769
Lumentum Holdings, Inc.(a)	10,104	7,100,687
NETGEAR, Inc.(a)	26,362	575,746
Viasat, Inc.(a)	13,327	610,377
Viavi Solutions, Inc.(a)	16,831	560,136
Vistance Networks, Inc.(a)	36,342	661,424
		22,475,902
Construction & Engineering — 4.0%
AECOM	20,876	1,770,702
API Group Corp.(a)	20,685	838,156
Argan, Inc.	891	485,283
Centuri Holdings, Inc.(a)	12,746	372,311
Comfort Systems U.S.A., Inc.	6,377	8,793,819
Construction Partners, Inc., Class A(a)(b)	5,790	643,385
Dycom Industries, Inc.(a)	7,923	2,684,471
EMCOR Group, Inc.	7,212	5,324,692
Everus Construction Group, Inc.(a)	6,240	736,694
Fluor Corp.(a)	50,572	2,359,184
MasTec, Inc.(a)	13,250	4,263,055
Sterling Infrastructure, Inc.(a)	632	257,394
Tutor Perini Corp.	22,909	1,768,346
WillScot Holdings Corp., Class A	8,441	146,536
		30,444,028
Construction Materials — 0.1%
Eagle Materials, Inc.(b)	3,509	664,780
Knife River Corp.(a)	2,329	190,163
		854,943
Consumer Finance — 1.9%
Ally Financial, Inc.	58,958	2,312,922
Encore Capital Group, Inc.(a)	8,358	586,063
Enova International, Inc.(a)	17,421	2,366,294
EZCORP, Inc., Class A, NVS(a)	48,811	1,238,823
LendingTree, Inc.(a)	4,205	180,310
Navient Corp.	36,725	300,411
OneMain Holdings, Inc.	52,002	2,781,587
Oportun Financial Corp.(a)	39,964	184,234
PRA Group, Inc.(a)	30,078	526,365
Regional Management Corp.	10,911	351,880
SoFi Technologies, Inc.(a)	154,404	2,451,936
Upstart Holdings, Inc.(a)	28,779	738,181
		14,019,006
Consumer Staples Distribution & Retail — 3.0%
Albertsons Cos., Inc., Class A	61,988	1,056,275
Andersons, Inc. (The)	12,088	867,677
BJ’s Wholesale Club Holdings, Inc.(a)	30,571	3,008,798
Casey’s General Stores, Inc.	7,041	5,124,862
Chefs’ Warehouse, Inc. (The)(a)	8,817	524,171
Security	Shares	Value
Consumer Staples Distribution & Retail (continued)
Maplebear, Inc.(a)	37,467	$ 1,403,514
Performance Food Group Co.(a)	48,907	4,189,374
PriceSmart, Inc.	6,415	965,457
Sprouts Farmers Market, Inc.(a)	31,208	2,407,073
U.S. Foods Holding Corp.(a)	17,539	1,617,271
United Natural Foods, Inc.(a)	37,886	1,707,143
		22,871,615
Containers & Packaging — 0.9%
Crown Holdings, Inc.	35,495	3,558,374
Graphic Packaging Holding Co.	119,540	1,188,227
Packaging Corp. of America	10,222	2,169,313
		6,915,914
Distributors — 0.4%
Gold.com, Inc.	11,428	458,035
LKQ Corp.	68,849	2,022,095
Pool Corp.	2,028	410,325
		2,890,455
Diversified Consumer Services — 0.8%
Bright Horizons Family Solutions, Inc.(a)	16,212	1,331,492
Coursera, Inc.(a)(b)	76,343	444,316
Duolingo, Inc., Class A(a)	7,041	694,031
Frontdoor, Inc.(a)	8,113	428,853
Grand Canyon Education, Inc.(a)	4,691	797,611
Laureate Education, Inc., Class A(a)	47,816	1,665,909
Liberty Live Holdings, Inc., Class C, NVS(a)	2,077	195,467
Perdoceo Education Corp.	5,690	211,725
Strategic Education, Inc.	3,649	302,721
		6,072,125
Diversified REITs — 0.2%
Essential Properties Realty Trust, Inc.	39,462	1,198,066
Diversified Telecommunication Services — 0.4%
AST SpaceMobile, Inc., Class A(a)	14,380	1,191,671
GCI Liberty, Inc., Class A(a)	238	8,770
Globalstar, Inc.(a)	5,353	355,546
IDT Corp., Class B	1,722	84,550
Iridium Communications, Inc.	11,510	319,288
Liberty Global Ltd., Class A(a)	26,308	318,064
Lumen Technologies, Inc.(a)	135,455	941,412
		3,219,301
Electric Utilities — 0.5%
NRG Energy, Inc.	3,526	515,290
Portland General Electric Co.	52,106	2,749,634
TXNM Energy, Inc.	5,853	342,166
		3,607,090
Electrical Equipment — 2.4%
Acuity, Inc.	5,842	1,637,045
American Superconductor Corp.(a)	2,774	93,900
Bloom Energy Corp., Class A(a)	25,481	3,452,421
EnerSys	18,944	3,290,952
Enovix Corp.(a)(b)	7,856	40,694
Eos Energy Enterprises, Inc., Class A(a)(b)	28,221	139,976
Fluence Energy, Inc., Class A(a)	5,974	82,202
Forgent Power Solutions, Inc.(a)	47,297	1,384,383
Generac Holdings, Inc.(a)	8,596	1,679,057
Nextpower, Inc., Class A(a)	16,698	2,012,944
NuScale Power Corp., Class A(a)	25,673	278,295
nVent Electric PLC	11,579	1,369,564
Regal Rexnord Corp.	9,716	1,819,418
Shoals Technologies Group, Inc., Class A(a)	11,897	78,282
62026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
March 31, 2026
BlackRock Advantage SMID Cap Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electrical Equipment (continued)
Sunrun, Inc.(a)	24,833	$ 336,736
Vicor Corp.(a)	4,494	723,534
		18,419,403
Electronic Equipment, Instruments & Components — 4.1%
Advanced Energy Industries, Inc.	11,509	3,714,070
Avnet, Inc.	24,795	1,527,868
Cognex Corp.	43,389	2,125,627
Coherent Corp.(a)	22,014	5,243,955
Crane NXT Co.	10,121	410,811
Fabrinet(a)(b)	4,935	2,573,701
Flex Ltd.(a)	64,795	4,241,481
Insight Enterprises, Inc.(a)	5,704	382,225
IPG Photonics Corp.(a)	11,881	1,361,444
Jabil, Inc.	6,868	1,824,347
Littelfuse, Inc.	2,163	734,014
Methode Electronics, Inc.	52,385	289,165
Mirion Technologies, Inc., Class A(a)	12,170	226,240
nLight, Inc.(a)	6,912	394,122
OSI Systems, Inc.(a)	616	163,554
Ouster, Inc.(a)	16,810	308,800
PC Connection, Inc.	6,185	361,575
Plexus Corp.(a)	2,089	423,106
Sanmina Corp.(a)	9,182	1,190,355
TD SYNNEX Corp.	9,566	1,613,880
TTM Technologies, Inc.(a)	21,210	2,066,278
Vontier Corp.	1,505	53,382
		31,230,000
Energy Equipment & Services — 2.2%
Archrock, Inc.	55,626	1,935,785
Helmerich & Payne, Inc.	5,486	197,660
Liberty Energy, Inc., Class A	18,451	531,389
Nabors Industries Ltd.(a)	2,594	223,240
Noble Corp. PLC	3,410	167,329
NOV, Inc.	58,059	1,092,090
Oceaneering International, Inc.(a)	58,804	2,085,778
Patterson-UTI Energy, Inc.	235,736	2,553,021
ProPetro Holding Corp.(a)	19,072	274,827
TechnipFMC PLC	39,688	2,743,631
Tidewater, Inc.(a)	8,324	695,470
Transocean Ltd.(a)	219,598	1,455,935
Valaris Ltd.(a)	4,252	416,866
Weatherford International PLC	25,555	2,416,992
		16,790,013
Entertainment — 0.4%
Cinemark Holdings, Inc.	8,780	250,405
Lionsgate Studios Corp.(a)	18,304	175,535
Playtika Holding Corp.	38,329	106,555
Roku, Inc., Class A(a)	27,069	2,561,269
		3,093,764
Financial Services — 0.9%
Affirm Holdings, Inc., Class A(a)	34,859	1,597,239
Banco Latinoamericano de Comercio Exterior SA, Class E	3,613	184,552
Euronet Worldwide, Inc.(a)	5,122	339,947
MGIC Investment Corp.	14,971	392,989
NMI Holdings, Inc., Class A(a)	48,187	1,807,494
Pagseguro Digital Ltd., Class A	30,205	302,654
Remitly Global, Inc.(a)	63,179	990,015
Velocity Financial, Inc.(a)	16,787	303,677
Security	Shares	Value
Financial Services (continued)
Voya Financial, Inc.	10,886	$ 743,732
Walker & Dunlop, Inc.	4,887	216,885
		6,879,184
Food Products — 0.1%
Cal-Maine Foods, Inc.	6,285	497,458
Darling Ingredients, Inc.(a)	3,060	189,261
Marzetti Co. (The)	532	73,592
Smithfield Foods, Inc.	2,921	81,700
		842,011
Gas Utilities — 1.5%
Brookfield Infrastructure Corp., Class A	15,717	621,136
National Fuel Gas Co.	4,667	438,511
New Jersey Resources Corp.	91,696	5,035,945
ONE Gas, Inc.	31,754	2,734,972
Southwest Gas Holdings, Inc.	29,909	2,599,092
		11,429,656
Ground Transportation — 0.8%
Covenant Logistics Group, Inc., Class A	16,111	437,414
Knight-Swift Transportation Holdings, Inc.	8,231	473,941
Lyft, Inc., Class A(a)	76,156	1,012,875
RXO, Inc.(a)	19,853	290,251
Ryder System, Inc.	4,779	978,309
Saia, Inc.(a)	812	285,239
XPO, Inc.(a)	11,862	2,307,752
		5,785,781
Health Care Equipment & Supplies — 0.9%
Accuray, Inc.(a)	28,286	10,978
DENTSPLY SIRONA, Inc.	41,811	485,008
Enovis Corp.(a)	19,924	453,271
Glaukos Corp.(a)	9,153	985,412
Inmode Ltd.(a)	25,083	343,135
Inogen, Inc.(a)	6	37
Inspire Medical Systems, Inc.(a)	5,219	269,196
iRadimed Corp.	5,456	525,195
IRhythm Holdings, Inc.(a)	5,418	639,432
Masimo Corp.(a)	3,727	662,921
NeuroPace, Inc.(a)	25,385	333,813
Novocure Ltd.(a)	78,795	858,865
Omnicell, Inc.(a)	6,204	207,090
Penumbra, Inc.(a)	1,954	641,635
TransMedics Group, Inc.(a)	3,732	370,998
		6,786,986
Health Care Providers & Services — 2.8%
Acadia Healthcare Co., Inc.(a)	7,447	174,185
Addus HomeCare Corp.(a)	11,749	1,100,294
BrightSpring Health Services, Inc.(a)	10,126	431,469
Castle Biosciences, Inc.(a)	10,914	267,939
Clover Health Investments Corp., Class A(a)	42,877	75,464
CorVel Corp.(a)	3,970	216,960
Cross Country Healthcare, Inc.(a)	3,359	31,575
Encompass Health Corp.	43,475	4,205,337
Ensign Group, Inc. (The)	9,030	1,819,545
Fulgent Genetics, Inc.(a)	10,264	163,198
GeneDx Holdings Corp., Class A(a)	1,469	94,339
Guardant Health, Inc.(a)	12,582	1,162,199
HealthEquity, Inc.(a)	2,651	221,544
Henry Schein, Inc.(a)	20,328	1,498,174
Hims & Hers Health, Inc., Class A(a)(b)	32,496	674,617
Hinge Health, Inc., Class A(a)(b)	15,261	588,464
LifeStance Health Group, Inc.(a)	139,531	888,812
Schedule of Investments

Schedule of Investments  (continued)
March 31, 2026
BlackRock Advantage SMID Cap Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Providers & Services (continued)
PACS Group, Inc.(a)	9,895	$ 317,827
Privia Health Group, Inc.(a)	54,049	1,111,788
RadNet, Inc.(a)	4,878	272,631
Select Medical Holdings Corp.	41,293	672,663
Tenet Healthcare Corp.(a)	14,510	2,738,182
Universal Health Services, Inc., Class B	8,567	1,533,236
Viemed Healthcare, Inc.(a)	53,409	491,897
		20,752,339
Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc.	9,520	441,918
Janus Living, Inc., Class A(a)	11,784	277,749
Omega Healthcare Investors, Inc.	36,689	1,607,712
		2,327,379
Health Care Technology — 0.2%
Doximity, Inc., Class A(a)	33,525	781,132
Evolent Health, Inc., Class A(a)	10,407	23,728
Health Catalyst, Inc.(a)	27,539	34,975
Phreesia, Inc.(a)	36,997	310,035
Schrodinger, Inc.(a)	38,514	437,519
Teladoc Health, Inc.(a)	12,107	65,983
		1,653,372
Hotel & Resort REITs — 0.7%
Chatham Lodging Trust	5,184	40,798
DiamondRock Hospitality Co.	72,936	683,410
Host Hotels & Resorts, Inc.	214,980	4,119,017
RLJ Lodging Trust	63,256	469,360
		5,312,585
Hotels, Restaurants & Leisure — 1.4%
Aramark	81,896	3,320,064
Brinker International, Inc.(a)	2,213	315,950
Churchill Downs, Inc.	2,430	218,287
Dutch Bros, Inc., Class A(a)(b)	22,644	1,147,145
Lindblad Expeditions Holdings, Inc.(a)	17,223	297,958
Monarch Casino & Resort, Inc.	1,756	167,874
Norwegian Cruise Line Holdings Ltd.(a)	47,171	882,098
Planet Fitness, Inc., Class A(a)	6,313	469,561
Rush Street Interactive, Inc., Class A(a)	32,826	713,965
Travel + Leisure Co.	33,430	2,313,022
Wynn Resorts Ltd.	3,790	384,874
		10,230,798
Household Durables — 1.0%
Century Communities, Inc.	11,571	663,944
Champion Homes, Inc.(a)	9,261	688,741
Green Brick Partners, Inc.(a)	3,720	239,754
Installed Building Products, Inc.	2,266	600,830
KB Home	12,129	627,676
Leggett & Platt, Inc.	21,758	214,969
LGI Homes, Inc.(a)	3,774	149,186
M/I Homes, Inc.(a)	14,156	1,733,402
Newell Brands, Inc.	281,197	964,506
Somnigroup International, Inc.	4,493	332,122
Sonos, Inc.(a)	12,000	160,800
Toll Brothers, Inc.	3,625	494,704
TopBuild Corp.(a)	1,164	408,913
		7,279,547
Household Products — 0.1%
Central Garden & Pet Co., Class A, NVS(a)	25,361	822,204
Security	Shares	Value
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp. (The)	83,810	$ 1,180,883
Talen Energy Corp.(a)	3,345	1,067,824
		2,248,707
Industrial Conglomerates — 0.3%
Brookfield Business Corp., Class A(b)	76,069	2,406,823
Industrial REITs — 0.6%
Americold Realty Trust, Inc.	57,185	655,340
First Industrial Realty Trust, Inc.	60,450	3,497,033
		4,152,373
Insurance — 3.2%
American Financial Group, Inc.	1,252	159,893
AMERISAFE, Inc.	30,852	1,028,297
Assurant, Inc.	8,382	1,825,684
Assured Guaranty Ltd.	22,109	1,801,441
Axis Capital Holdings Ltd.	7,532	763,820
CNO Financial Group, Inc.	1,817	74,606
Donegal Group, Inc., Class A	12,573	216,004
eHealth, Inc.(a)	13,777	17,772
F&G Annuities & Life, Inc.	26,719	676,525
Fidelis Insurance Holdings Ltd.	6,221	118,883
Genworth Financial, Inc., Class A(a)	31,316	254,286
Globe Life, Inc.	10,392	1,446,255
Hanover Insurance Group, Inc. (The)	13,350	2,314,223
Kinsale Capital Group, Inc.	2,526	863,033
Lemonade, Inc.(a)	8,830	553,464
Mercury General Corp.	8,114	715,249
NI Holdings, Inc.(a)	16,634	214,412
Oscar Health, Inc., Class A(a)	40,538	464,971
Palomar Holdings, Inc.(a)	16,721	1,998,160
Reinsurance Group of America, Inc.	25,763	5,259,774
RenaissanceRe Holdings Ltd.(b)	3,207	953,217
Root, Inc., Class A(a)	2,849	125,840
Ryan Specialty Holdings, Inc., Class A	2,392	80,706
Skyward Specialty Insurance Group, Inc.(a)	11,128	486,071
Stewart Information Services Corp.	24,337	1,498,673
Tiptree, Inc.	1,028	17,394
Universal Insurance Holdings, Inc.	6,095	208,205
		24,136,858
Interactive Media & Services — 0.4%
EverQuote, Inc., Class A(a)	33,722	519,993
Grindr, Inc.(a)	46,451	561,593
MediaAlpha, Inc., Class A(a)	14,185	131,921
QuinStreet, Inc.(a)	44,901	539,261
Shutterstock, Inc.	17,287	287,137
Taboola.com Ltd.(a)	92,630	287,153
Yelp, Inc.(a)	7,051	174,442
ZipRecruiter, Inc., Class A(a)	149,122	274,384
		2,775,884
IT Services — 0.4%
Amdocs Ltd.	1,794	117,077
Applied Digital Corp.(a)(b)	23,350	554,329
DXC Technology Co.(a)	15,876	199,561
EPAM Systems, Inc.(a)	3,986	539,704
Fastly, Inc., Class A(a)	14,466	420,382
Globant SA(a)	23,061	1,063,343
		2,894,396
Leisure Products — 0.4%
Brunswick Corp.	8,560	622,826
Hasbro, Inc.	20,418	1,911,125
82026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
March 31, 2026
BlackRock Advantage SMID Cap Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Leisure Products (continued)
Peloton Interactive, Inc., Class A(a)	75,704	$ 324,770
Polaris, Inc.	4,838	263,671
		3,122,392
Life Sciences Tools & Services — 0.5%
Avantor, Inc.(a)	24,112	189,038
Azenta, Inc.(a)	11,819	249,735
Bio-Techne Corp.	4,729	247,138
Charles River Laboratories International, Inc.(a)	2,599	448,328
Medpace Holdings, Inc.(a)	1,297	622,806
Personalis, Inc.(a)	33,930	216,134
QIAGEN NV	19,614	785,345
Repligen Corp.(a)	1,496	176,259
Tempus AI, Inc., Class A(a)(b)	19,638	888,030
		3,822,813
Machinery — 4.5%
Aebi Schmidt Holding AG	21,487	208,639
Atmus Filtration Technologies, Inc.	30,797	1,748,346
Chart Industries, Inc.(a)	2,410	498,268
Crane Co.	5,603	958,113
Donaldson Co., Inc.	40,814	3,463,884
Energy Recovery, Inc.(a)	23,426	235,900
ESCO Technologies, Inc.	2,793	785,866
Federal Signal Corp.	3,564	385,411
Flowserve Corp.	21,123	1,552,752
Franklin Electric Co., Inc.	13,852	1,276,739
Greenbrier Cos., Inc. (The)	8,891	468,111
ITT, Inc.	27,382	5,217,092
Kadant, Inc.	433	126,588
Kennametal, Inc.	7,630	275,672
Lincoln Electric Holdings, Inc.	10,042	2,501,261
Mueller Industries, Inc.	27,863	3,087,220
Oshkosh Corp.	3,726	548,504
Pentair PLC	34,791	3,030,644
RBC Bearings, Inc.(a)	7,637	4,147,807
SPX Technologies, Inc.(a)	4,173	834,350
Stanley Black & Decker, Inc.	13,967	992,495
Toro Co. (The)	5,259	491,401
Trinity Industries, Inc.	8,779	282,508
Worthington Enterprises, Inc.	18,897	985,290
		34,102,861
Marine Transportation — 0.7%
Costamare, Inc.	19,889	336,124
Genco Shipping & Trading Ltd.	3,185	71,822
Kirby Corp.(a)	20,055	2,664,909
Matson, Inc.	11,761	1,928,098
		5,000,953
Media — 1.2%
DoubleVerify Holdings, Inc.(a)	35,786	339,967
EchoStar Corp., Class A(a)	17,312	2,026,716
Magnite, Inc.(a)	32,013	380,314
New York Times Co. (The), Class A	25,623	2,145,414
News Corp., Class A, NVS	63,233	1,576,399
News Corp., Class B	22,894	652,708
Paramount Skydance Corp., Class B, NVS	11,641	105,002
Sirius XM Holdings, Inc.	48,676	1,123,442
Thryv Holdings, Inc.(a)	16,344	44,782
Versant Media Group, Inc.(a)	24,260	898,105
		9,292,849
Metals & Mining — 3.0%
Alcoa Corp.	35,176	2,333,224
Security	Shares	Value
Metals & Mining (continued)
Alpha Metallurgical Resources, Inc.(a)	7,547	$ 1,549,173
Century Aluminum Co.(a)	17,112	1,004,303
Cleveland-Cliffs, Inc.(a)	150,631	1,272,832
Coeur Mining, Inc.(a)	75,414	1,415,521
Commercial Metals Co.	6,175	379,330
Constellium SE, Class A(a)	69,379	1,705,336
Elevra Lithium Ltd., ADR(a)(b)	1,985	116,917
Hecla Mining Co.	65,322	1,216,949
Kaiser Aluminum Corp.	9,084	1,094,713
Materion Corp.	4,131	597,549
MP Materials Corp., Class A(a)	14,625	705,802
Ramaco Resources, Inc., Class A(a)	22,435	346,845
Ramaco Resources, Inc., Class B	113	1,153
Reliance, Inc.	15,761	4,790,083
Royal Gold, Inc.	10,717	2,727,369
Ryerson Holding Corp.	23,307	523,941
SSR Mining, Inc.(a)	8,159	239,875
Warrior Met Coal, Inc.	6,914	644,039
		22,664,954
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Annaly Capital Management, Inc.	50,631	1,070,846
Multi-Utilities — 1.0%
Avista Corp.	78,662	3,157,493
Black Hills Corp.	15,728	1,091,680
NiSource, Inc.	56,956	2,657,567
Northwestern Energy Group, Inc.	11,241	741,232
		7,647,972
Office REITs — 0.1%
COPT Defense Properties	3,545	108,477
SL Green Realty Corp.	8,958	330,908
		439,385
Oil, Gas & Consumable Fuels — 3.5%
Antero Resources Corp.(a)	31,413	1,333,168
Ardmore Shipping Corp.	29,073	443,363
California Resources Corp.	9,232	639,039
Centrus Energy Corp., Class A(a)(b)	1,538	266,981
Chord Energy Corp.	28,841	4,100,613
Clean Energy Fuels Corp.(a)	63,090	156,463
CNX Resources Corp.(a)	11,582	446,486
CVR Energy, Inc.(a)	9,476	318,867
Delek U.S. Holdings, Inc.	8,374	377,416
DHT Holdings, Inc.	42,124	769,605
Energy Fuels, Inc.(a)	16,444	300,103
EQT Corp.	10,362	659,438
Golar LNG Ltd.	2,681	145,069
Green Plains, Inc.(a)	8,866	145,846
HF Sinclair Corp.	35,035	2,185,834
International Seaways, Inc.	5,530	403,026
Magnolia Oil & Gas Corp., Class A	59,536	1,879,552
Matador Resources Co.	28,668	1,811,244
Murphy Oil Corp.	19,662	811,057
Ovintiv, Inc.	41,176	2,444,207
Par Pacific Holdings, Inc.(a)	10,337	647,510
PBF Energy, Inc., Class A	11,796	561,726
Plains GP Holdings LP, Class A	38,238	928,419
Range Resources Corp.	9,503	429,346
Scorpio Tankers, Inc.	17,779	1,327,380
SM Energy Co.	74,032	2,308,318
Uranium Energy Corp.(a)	46,927	633,515
		26,473,591
Schedule of Investments

Schedule of Investments  (continued)
March 31, 2026
BlackRock Advantage SMID Cap Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Paper & Forest Products — 0.1%
Sylvamo Corp.	23,811	$ 1,005,777
Passenger Airlines — 0.7%
Alaska Air Group, Inc.(a)	60,518	2,225,852
American Airlines Group, Inc.(a)	21,649	232,510
Joby Aviation, Inc., Class A(a)(b)	94,145	777,638
SkyWest, Inc.(a)	23,064	2,117,967
		5,353,967
Pharmaceuticals — 0.4%
Arvinas, Inc.(a)	38,437	407,432
Atea Pharmaceuticals, Inc.(a)	20,922	112,560
Corcept Therapeutics, Inc.(a)	9,116	367,466
Harmony Biosciences Holdings, Inc.(a)	16,900	473,369
Jazz Pharmaceuticals PLC(a)	2,480	468,844
Nuvation Bio, Inc., Class A(a)(b)	20,660	88,632
Ocular Therapeutix, Inc.(a)	29,462	249,543
Theravance Biopharma, Inc.(a)	4,175	67,760
Trevi Therapeutics, Inc.(a)	41,749	498,066
WaVe Life Sciences Ltd.(a)	26,359	191,103
		2,924,775
Professional Services — 1.3%
CACI International, Inc., Class A(a)	2,128	1,157,355
CBIZ, Inc.(a)	3,275	87,934
ExlService Holdings, Inc.(a)	102,162	3,110,833
Genpact Ltd.	8,528	317,668
IBEX Holdings Ltd.(a)	18,548	497,457
ICF International, Inc.	4,368	285,187
KBR, Inc.	63,908	2,355,649
ManpowerGroup, Inc.	12,927	380,829
Planet Labs PBC, Class A(a)	22,029	615,710
Willdan Group, Inc.(a)	8,510	651,526
		9,460,148
Real Estate Management & Development — 0.3%
Compass, Inc., Class A(a)	33,604	245,645
Jones Lang LaSalle, Inc.(a)	2,182	664,026
Kennedy-Wilson Holdings, Inc.	23,229	251,338
Marcus & Millichap, Inc.	7,903	210,141
Newmark Group, Inc., Class A	10,885	163,166
Opendoor Technologies, Inc., Class A(a)	21,801	102,029
Zillow Group, Inc., Class A(a)	5,153	213,283
Zillow Group, Inc., Class C, NVS(a)	12,372	511,953
		2,361,581
Residential REITs — 0.0%
Clipper Realty, Inc.	18	54
Veris Residential, Inc.	8,153	153,847
		153,901
Retail REITs — 1.8%
Agree Realty Corp.	62,210	4,689,390
FrontView REIT, Inc.	9,038	139,818
Kimco Realty Corp.	129,447	2,908,674
NNN REIT, Inc.	93,379	3,924,719
Regency Centers Corp.	25,856	1,956,265
		13,618,866
Semiconductors & Semiconductor Equipment — 3.5%
ACM Research, Inc., Class A(a)	2,618	103,018
Ambarella, Inc.(a)	15,428	794,156
Amkor Technology, Inc.	34,946	1,573,618
Astera Labs, Inc.(a)	15,843	1,736,393
Axcelis Technologies, Inc.(a)	4,675	435,149
Cirrus Logic, Inc.(a)	9,617	1,390,811
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Credo Technology Group Holding Ltd.(a)	26,123	$ 2,452,166
FormFactor, Inc.(a)	14,953	1,450,292
Impinj, Inc.(a)	3,969	407,616
Kulicke & Soffa Industries, Inc.	15,060	989,743
Lattice Semiconductor Corp.(a)	13,669	1,267,937
MACOM Technology Solutions Holdings, Inc.(a)	4,609	1,023,521
MaxLinear, Inc.(a)	25,206	438,332
MKS, Inc.	6,963	1,600,167
Navitas Semiconductor Corp.(a)	10,066	88,279
Onto Innovation, Inc.(a)	8,861	1,817,125
Photronics, Inc.(a)	12,981	524,562
Qorvo, Inc.(a)	16,095	1,245,753
Rambus, Inc.(a)	18,558	1,596,545
Semtech Corp.(a)	6,478	498,094
Silicon Laboratories, Inc.(a)	6,280	1,307,182
SiTime Corp.(a)	3,124	1,078,873
Skyworks Solutions, Inc.	47,520	2,544,696
		26,364,028
Software — 3.2%
8x8, Inc.(a)	80,071	132,918
ACI Worldwide, Inc.(a)	30,697	1,258,884
Alarm.com Holdings, Inc.(a)	38,233	1,651,283
Amplitude, Inc., Class A(a)	66,405	452,882
Asana, Inc., Class A(a)	27,333	174,931
Aurora Innovation, Inc., Class A(a)	153,724	633,343
Box, Inc., Class A(a)	34,108	806,313
C3.ai, Inc., Class A(a)	69,046	581,367
Cipher Digital, Inc.(a)	16,928	217,863
Cleanspark, Inc.(a)	30,418	258,857
Clearwater Analytics Holdings, Inc., Class A(a)	29,683	702,003
Dolby Laboratories, Inc., Class A	6,997	420,240
D-Wave Quantum, Inc.(a)(b)	18,109	261,313
Dynatrace, Inc.(a)	24,077	890,367
Elastic NV(a)	19,222	960,908
Freshworks, Inc., Class A(a)	13,701	110,019
Guidewire Software, Inc.(a)	17,698	2,646,913
Hut 8 Corp.(a)	1,906	89,410
InterDigital, Inc.	1,410	425,820
Klaviyo, Inc., Class A(a)	6,934	134,936
LiveRamp Holdings, Inc.(a)	20,205	535,837
Manhattan Associates, Inc.(a)	17,449	2,322,811
Netskope, Inc., Class A(a)	39,125	332,171
Nutanix, Inc., Class A(a)	13,935	529,669
Ooma, Inc.(a)	43,567	633,900
Pagaya Technologies Ltd., Class A(a)(b)	19,922	232,091
Porch Group, Inc.(a)	8,752	62,752
Progress Software Corp.(a)	10,172	260,912
Q2 Holdings, Inc.(a)	7,670	362,791
Qualys, Inc.(a)	10,397	913,376
RingCentral, Inc., Class A	23,789	884,713
Riot Platforms, Inc.(a)	22,143	273,688
Rubrik, Inc., Class A(a)	16,470	806,536
SentinelOne, Inc., Class A(a)	9,721	125,207
SoundHound AI, Inc., Class A(a)(b)	19,104	131,245
Sprout Social, Inc., Class A(a)	15,810	90,117
Tenable Holdings, Inc.(a)	43,986	744,023
Terawulf, Inc.(a)(b)	18,269	263,622
Unity Software, Inc.(a)	27,978	613,837
Workiva, Inc., Class A(a)	3,129	186,582
Zeta Global Holdings Corp., Class A(a)	52,113	829,639
		23,946,089
102026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
March 31, 2026
BlackRock Advantage SMID Cap Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Specialized REITs — 0.8%
CubeSmart	122,393	$ 4,485,703
EPR Properties	26,368	1,317,345
Four Corners Property Trust, Inc.	12,067	285,385
		6,088,433
Specialty Retail — 2.0%
Abercrombie & Fitch Co., Class A(a)	8,559	782,036
Advance Auto Parts, Inc.	1,775	93,631
American Eagle Outfitters, Inc.	30,516	509,617
Asbury Automotive Group, Inc.(a)	1,372	268,102
AutoNation, Inc.(a)	1,238	241,732
Boot Barn Holdings, Inc.(a)	6,198	907,139
Camping World Holdings, Inc., Class A	21,273	145,295
EVgo, Inc., Class A(a)	16,700	28,724
Five Below, Inc.(a)	6,775	1,547,952
Gap, Inc. (The)	36,502	883,348
Group 1 Automotive, Inc.	4,668	1,543,381
Lithia Motors, Inc., Class A	7,029	1,755,282
Murphy U.S.A., Inc.	2,319	1,145,516
Penske Automotive Group, Inc.	11,619	1,737,273
Petco Health & Wellness Co., Inc.(a)	32,056	89,116
RealReal, Inc. (The)(a)	14,371	130,489
Revolve Group, Inc., Class A(a)	8,749	197,815
Sonic Automotive, Inc., Class A	1,460	100,112
Upbound Group, Inc.	3,605	65,070
Urban Outfitters, Inc.(a)(b)	17,362	1,099,883
Victoria’s Secret & Co.(a)	12,798	593,315
Wayfair, Inc., Class A(a)	12,679	953,588
Zumiez, Inc.(a)	27,131	601,223
		15,419,639
Technology Hardware, Storage & Peripherals — 1.9%
Everpure, Inc., Class A(a)	63,294	3,736,878
IonQ, Inc.(a)(b)	19,328	557,226
Sandisk Corp.(a)	15,225	9,673,051
		13,967,155
Textiles, Apparel & Luxury Goods — 0.9%
Amer Sports, Inc.(a)	2,978	98,036
G-III Apparel Group Ltd.	26,794	742,194
Levi Strauss & Co., Class A	14,241	263,316
Ralph Lauren Corp., Class A	8,877	3,053,599
Tapestry, Inc.	20,308	2,865,662
		7,022,807
Trading Companies & Distributors — 1.9%
Air Lease Corp., Class A	15,495	1,006,245
Applied Industrial Technologies, Inc.	9,560	2,536,459
BlueLinx Holdings, Inc.(a)	3,824	207,184
Boise Cascade Co.	25,214	1,912,482
Core & Main, Inc., Class A(a)	1,622	80,127
DNOW, Inc.(a)	80,794	962,257
GATX Corp.	3,742	638,909
Global Industrial Co.	1,733	54,624
Herc Holdings, Inc.	3,591	357,484
McGrath RentCorp	2,589	285,515
QXO, Inc.(a)	40,360	783,791
Rush Enterprises, Inc., Class A	12,405	820,095
Security	Shares	Value
Trading Companies & Distributors (continued)
SiteOne Landscape Supply, Inc.(a)	4,579	$ 609,511
Watsco, Inc.	2,727	992,055
WESCO International, Inc.	10,127	2,770,950
Xometry, Inc., Class A(a)	4,970	202,975
		14,220,663
Water Utilities — 0.1%
American States Water Co.	1,284	97,096
H2O America	7,314	429,112
		526,208
Wireless Telecommunication Services — 0.1%
Millicom International Cellular SA	9,820	735,911
Total Common Stocks — 98.8% (Cost: $661,570,762)		746,299,161
Rights
Biotechnology — 0.0%
Akero Therapeutics, Inc., CVR(a)(c)	2,290	1,511
Blueprint Medicines Corp., CVR(a)(c)	8,512	8,512
Poseida Therapeutics, Inc., CVR(a)(c)	4,680	6,833
		16,856
Consumer Staples Distribution & Retail — 0.0%
Akouos, Inc., CVR(a)(c)	2,192	—
Walgreens Boots Alliance, Inc., CVR(a)(c)	37,514	19,882
		19,882
Total Rights — 0.0% (Cost: $ —)		36,738
Total Long-Term Investments — 98.8% (Cost: $661,570,762)		746,335,899
Short-Term Securities
Money Market Funds — 3.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.77%(d)(e)(f)	15,699,904	15,703,045
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.55%(d)(e)	8,226,702	8,226,702
Total Short-Term Securities — 3.2% (Cost: $23,930,696)		23,929,747
Total Investments — 102.0% (Cost: $685,501,458)		770,265,646
Liabilities in Excess of Other Assets — (2.0)%		(15,277,480)
Net Assets — 100.0%		$ 754,988,166

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments

Schedule of Investments  (continued)
March 31, 2026
BlackRock Advantage SMID Cap Fund, Inc.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/26	Shares Held at 03/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 5,061,431	$ 10,647,556 (a)	$ —	$ (4,826)	$ (1,116)	$ 15,703,045	15,699,904	$ 166,278 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	3,391,091	4,835,611 (a)	—	—	—	8,226,702	8,226,702	248,636	—
				$ (4,826)	$ (1,116)	$ 23,929,747		$ 414,914	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	78	06/18/26	$ 9,798	$ 8,864
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 8,864	$ —	$ —	$ —	$ 8,864

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended March 31, 2026, the effect of derivative financial instruments in the Statement of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 790,867	$ —	$ —	$ —	$ 790,867
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ 72,953	$ —	$ —	$ —	$ 72,953
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$ 9,842,959
122026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
March 31, 2026
BlackRock Advantage SMID Cap Fund, Inc.

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 746,299,161	$ —	$ —	$ 746,299,161
Rights	—	—	36,738	36,738
Short-Term Securities
Money Market Funds	23,929,747	—	—	23,929,747
	$ 770,228,908	$ —	$ 36,738	$ 770,265,646
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 8,864	$ —	$ —	$ 8,864

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments

Statement of Assets and Liabilities
March 31, 2026

BlackRock Advantage SMID Cap Fund, Inc.
ASSETS
Investments, at value — unaffiliated(a)(b)	$ 746,335,899
Investments, at value — affiliated(c)	23,929,747
Cash	45,645
Cash pledged:
Futures contracts	781,000
Receivables:
Investments sold	2,131,834
Securities lending income — affiliated	6,169
Capital shares sold	365,530
Dividends — unaffiliated	526,891
Dividends — affiliated	25,684
From the Manager	43,852
Variation margin on futures contracts	310,837
Prepaid expenses	55,805
Total assets	774,558,893
LIABILITIES
Collateral on securities loaned	15,709,883
Payables:
Investments purchased	2,126,982
Administration fees	26,656
Capital shares redeemed	1,200,812
Investment advisory fees	182,739
Directors’ and Officer’s fees	559
Other accrued expenses	219,594
Professional fees	47,678
Service and distribution fees	55,824
Total liabilities	19,570,727
Commitments and contingent liabilities
NET ASSETS	$ 754,988,166
NET ASSETS CONSIST OF:
Paid-in capital	$ 658,158,231
Accumulated earnings	96,829,935
NET ASSETS	$ 754,988,166
(a) Investments, at cost — unaffiliated	$ 661,570,762
(b) Securities loaned, at value	$ 16,308,432
(c) Investments, at cost — affiliated	$ 23,930,696

142026 BlackRock Annual Financial Statements and Additional Information

Statement of Assets and Liabilities (continued)
March 31, 2026
BlackRock Advantage SMID Cap Fund, Inc.
NET ASSET VALUE
Institutional
Net assets	$ 248,307,885
Shares outstanding	7,734,790
Net asset value	$ 32.10
Shares authorized	100 million
Par value	$ 0.10
Investor A
Net assets	$ 182,593,703
Shares outstanding	6,144,663
Net asset value	$ 29.72
Shares authorized	100 million
Par value	$ 0.10
Investor C
Net assets	$ 9,954,417
Shares outstanding	854,561
Net asset value	$ 11.65
Shares authorized	100 million
Par value	$ 0.10
Class K
Net assets	$ 295,711,922
Shares outstanding	9,215,295
Net asset value	$ 32.09
Shares authorized	2 billion
Par value	$ 0.10
Class R
Net assets	$ 18,420,239
Shares outstanding	1,162,422
Net asset value	$ 15.85
Shares authorized	100 million
Par value	$ 0.10
See notes to financial statements.
Statement of Assets and Liabilities

Statement of Operations
Year Ended March 31, 2026

BlackRock Advantage SMID Cap Fund, Inc.
INVESTMENT INCOME
Dividends — unaffiliated	$ 7,740,326
Dividends — affiliated	248,636
Securities lending income — affiliated — net	166,278
Foreign taxes withheld	(4,154)
Total investment income	8,151,086
EXPENSES
Investment advisory	3,002,691
Service and distribution — class specific	605,138
Transfer agent — class specific	477,215
Administration	252,168
Administration — class specific	120,108
Professional	114,424
Registration	87,879
Accounting services	69,044
Custodian	65,625
Printing and postage	36,861
Directors and Officer	8,738
Miscellaneous	37,644
Total expenses	4,877,535
Less:
Administration fees waived by the Manager — class specific	(120,108)
Fees waived and/or reimbursed by the Manager	(1,092,629)
Transfer agent fees waived and/or reimbursed by the Manager — class specific	(288,822)
Total expenses after fees waived and/or reimbursed	3,375,976
Net investment income	4,775,110
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	27,273,301
Investments — affiliated	(4,826)
Futures contracts	790,867
28,059,342
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	80,056,826
Investments — affiliated	(1,116)
Futures contracts	72,953
Foreign currency translations	17
80,128,680
Net realized and unrealized gain	108,188,022
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 112,963,132
See notes to financial statements.
162026 BlackRock Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	BlackRock Advantage SMID Cap Fund, Inc.
	Year Ended 03/31/26	Year Ended 03/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$ 4,775,110	$ 3,359,866
Net realized gain	28,059,342	35,771,398
Net change in unrealized appreciation (depreciation)	80,128,680	(53,966,515)
Net increase (decrease) in net assets resulting from operations	112,963,132	(14,835,251)
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(8,806,176)	(1,499,861)
Investor A	(9,510,198)	(2,432,443)
Investor C	(1,202,835)	(111,621)
Class K	(11,693,760)	(2,012,256)
Class R	(1,177,615)	(130,428)
Decrease in net assets resulting from distributions to shareholders	(32,390,584)	(6,186,609)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	258,572,450	14,280,161
NET ASSETS
Total increase (decrease) in net assets	339,144,998	(6,741,699)
Beginning of year	415,843,168	422,584,867
End of year	$ 754,988,166	$ 415,843,168

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets

Financial Highlights
(For a share outstanding throughout each period)

BlackRock Advantage SMID Cap Fund, Inc.
Institutional
	Year Ended 03/31/26	Year Ended 03/31/25	Year Ended 03/31/24	Year Ended 03/31/23	Year Ended 03/31/22
Net asset value, beginning of year	$ 27.36	$ 28.66	$ 23.51	$ 25.77	$ 36.31
Net investment income(a)	0.27	0.26	0.26	0.26	0.23
Net realized and unrealized gain (loss)	6.06	(1.15)	5.14	(2.29)	0.38
Net increase (decrease) from investment operations	6.33	(0.89)	5.40	(2.03)	0.61
Distributions(b)
From net investment income	(0.18)	(0.23)	(0.25)	(0.23)	(0.41)
From net realized gain	(1.41)	(0.18)	—	—	(10.74)
Total distributions	(1.59)	(0.41)	(0.25)	(0.23)	(11.15)
Net asset value, end of year	$ 32.10	$ 27.36	$ 28.66	$ 23.51	$ 25.77
Total Return(c)
Based on net asset value	23.48%	(3.26)%	23.15%	(7.86)%	1.46%
Ratios to Average Net Assets(d)
Total expenses	0.75%	0.77%	0.79%	0.79%	0.79%
Total expenses after fees waived and/or reimbursed	0.48%	0.48%	0.48%	0.48%	0.48%
Net investment income	0.85%	0.88%	1.04%	1.11%	0.82%
Supplemental Data
Net assets, end of year (000)	$ 248,308	$ 95,753	$ 97,832	$ 78,727	$ 91,738
Portfolio turnover rate	90%	115%	120%	125%	145%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
182026 BlackRock Annual Financial Statements and Additional Information

Financial Highlights  (continued)
(For a share outstanding throughout each period)

BlackRock Advantage SMID Cap Fund, Inc. (continued)
Investor A
	Year Ended 03/31/26	Year Ended 03/31/25	Year Ended 03/31/24	Year Ended 03/31/23	Year Ended 03/31/22
Net asset value, beginning of year	$ 25.43	$ 26.68	$ 21.91	$ 24.05	$ 34.61
Net investment income(a)	0.18	0.17	0.19	0.19	0.15
Net realized and unrealized gain (loss)	5.62	(1.06)	4.78	(2.14)	0.37
Net increase (decrease) from investment operations	5.80	(0.89)	4.97	(1.95)	0.52
Distributions(b)
From net investment income	(0.12)	(0.18)	(0.20)	(0.19)	(0.34)
From net realized gain	(1.39)	(0.18)	—	—	(10.74)
Total distributions	(1.51)	(0.36)	(0.20)	(0.19)	(11.08)
Net asset value, end of year	$ 29.72	$ 25.43	$ 26.68	$ 21.91	$ 24.05
Total Return(c)
Based on net asset value	23.18%	(3.49)%	22.85%	(8.10)%	1.20%
Ratios to Average Net Assets(d)
Total expenses	1.00%	1.03%	1.05%	1.05%	1.04%
Total expenses after fees waived and/or reimbursed	0.73%	0.73%	0.73%	0.73%	0.73%
Net investment income	0.64%	0.63%	0.81%	0.86%	0.57%
Supplemental Data
Net assets, end of year (000)	$ 182,594	$ 166,743	$ 194,651	$ 181,709	$ 224,871
Portfolio turnover rate	90%	115%	120%	125%	145%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
Financial Highlights

Financial Highlights  (continued)
(For a share outstanding throughout each period)

BlackRock Advantage SMID Cap Fund, Inc. (continued)
Investor C
	Year Ended 03/31/26	Year Ended 03/31/25	Year Ended 03/31/24	Year Ended 03/31/23	Year Ended 03/31/22
Net asset value, beginning of year	$ 10.82	$ 11.62	$ 9.70	$ 10.81	$ 21.55
Net investment income (loss)(a)	(0.01)	(0.01)	0.00 (b)	0.01	(0.02)
Net realized and unrealized gain (loss)	2.34	(0.44)	2.10	(0.96)	0.29
Net increase (decrease) from investment operations	2.33	(0.45)	2.10	(0.95)	0.27
Distributions(c)
From net investment income	(0.10)	(0.17)	(0.18)	(0.16)	(0.27)
From net realized gain	(1.40)	(0.18)	—	—	(10.74)
Total distributions	(1.50)	(0.35)	(0.18)	(0.16)	(11.01)
Net asset value, end of year	$ 11.65	$ 10.82	$ 11.62	$ 9.70	$ 10.81
Total Return(d)
Based on net asset value	22.30%	(4.23)%	21.91%	(8.78)%	0.42%
Ratios to Average Net Assets(e)
Total expenses	1.91%	1.89%	1.96%	1.90%	1.92%
Total expenses after fees waived and/or reimbursed	1.48%	1.48%	1.48%	1.48%	1.48%
Net investment income (loss)	(0.11)%	(0.11)%	0.05%	0.11%	(0.17)%
Supplemental Data
Net assets, end of year (000)	$ 9,954	$ 8,017	$ 3,056	$ 2,710	$ 3,866
Portfolio turnover rate	90%	115%	120%	125%	145%

(a)	Based on average shares outstanding.
(b)	Amount is less than $0.005 per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
202026 BlackRock Annual Financial Statements and Additional Information

Financial Highlights  (continued)
(For a share outstanding throughout each period)

BlackRock Advantage SMID Cap Fund, Inc. (continued)
Class K
	Year Ended 03/31/26	Year Ended 03/31/25	Year Ended 03/31/24	Year Ended 03/31/23	Year Ended 03/31/22
Net asset value, beginning of year	$ 27.35	$ 28.64	$ 23.49	$ 25.75	$ 36.29
Net investment income(a)	0.29	0.27	0.27	0.27	0.25
Net realized and unrealized gain (loss)	6.05	(1.14)	5.14	(2.29)	0.38
Net increase (decrease) from investment operations	6.34	(0.87)	5.41	(2.02)	0.63
Distributions(b)
From net investment income	(0.19)	(0.24)	(0.26)	(0.24)	(0.43)
From net realized gain	(1.41)	(0.18)	—	—	(10.74)
Total distributions	(1.60)	(0.42)	(0.26)	(0.24)	(11.17)
Net asset value, end of year	$ 32.09	$ 27.35	$ 28.64	$ 23.49	$ 25.75
Total Return(c)
Based on net asset value	23.53%	(3.20)%	23.23%	(7.83)%	1.51%
Ratios to Average Net Assets(d)
Total expenses	0.64%	0.67%	0.67%	0.67%	0.67%
Total expenses after fees waived and/or reimbursed	0.43%	0.43%	0.43%	0.43%	0.43%
Net investment income	0.94%	0.93%	1.11%	1.14%	0.94%
Supplemental Data
Net assets, end of year (000)	$ 295,712	$ 139,472	$ 122,457	$ 76,595	$ 59,019
Portfolio turnover rate	90%	115%	120%	125%	145%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
Financial Highlights

Financial Highlights  (continued)
(For a share outstanding throughout each period)

BlackRock Advantage SMID Cap Fund, Inc. (continued)
Class R
	Year Ended 03/31/26	Year Ended 03/31/25	Year Ended 03/31/24	Year Ended 03/31/23	Year Ended 03/31/22
Net asset value, beginning of year	$ 14.22	$ 15.11	$ 12.52	$ 13.87	$ 24.56
Net investment income(a)	0.06	0.06	0.07	0.08	0.05
Net realized and unrealized gain (loss)	3.12	(0.59)	2.72	(1.24)	0.32
Net increase (decrease) from investment operations	3.18	(0.53)	2.79	(1.16)	0.37
Distributions(b)
From net investment income	(0.15)	(0.18)	(0.20)	(0.19)	(0.32)
From net realized gain	(1.40)	(0.18)	—	—	(10.74)
Total distributions	(1.55)	(0.36)	(0.20)	(0.19)	(11.06)
Net asset value, end of year	$ 15.85	$ 14.22	$ 15.11	$ 12.52	$ 13.87
Total Return(c)
Based on net asset value	22.92%	(3.76)%	22.55%	(8.37)%	1.01%
Ratios to Average Net Assets(d)
Total expenses	1.33%	1.39%	1.42%	1.44%	1.43%
Total expenses after fees waived and/or reimbursed	0.98%	0.98%	0.98%	0.98%	0.98%
Net investment income	0.36%	0.38%	0.54%	0.61%	0.32%
Supplemental Data
Net assets, end of year (000)	$ 18,420	$ 5,859	$ 4,588	$ 3,875	$ 5,340
Portfolio turnover rate	90%	115%	120%	125%	145%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
222026 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements
1.
ORGANIZATION
BlackRock Advantage SMID Cap Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is organized as a Maryland corporation. The Fund is classified as a diversified fund under the 1940 Act.
The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A, Investor C and Class R Shares bear certain expenses related to shareholder servicing of such shares, and Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Class R Shares are sold only to certain employer-sponsored retirement plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).
Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional, Class K and Class R Shares	No	No	None
Investor A Shares	Yes	No(a)	None
Investor C Shares	No	Yes(b)	To Investor A Shares after approximately 8 years
(a) Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b) A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of March 31, 2026, if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Notes to Financial Statements

Notes to Financial Statements  (continued)
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
The Fund has an arrangement with its custodian whereby credits are earned on uninvested cash balances. For financial reporting purposes, custodian credits, if any, are included in interest income in the Statement of Operations.
Segment Reporting: The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.
Recent Accounting Standard: The Fund adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The Fund’s adoption of the new standard did not have a material impact on financial statement disclosures and did not affect the Fund’s financial position or results of operations.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Fund (the “Board”) has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
• Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation or last available bid (long positions) or ask (short positions) price.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
• Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
242026 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the Fund’s securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount(b)
J.P. Morgan Securities LLC	$ 2,909,505	$ (2,801,062)	$ —	$ 108,443
Jefferies LLC	91,112	(86,100)	—	5,012
Morgan Stanley	9,391,485	(9,186,867)	—	204,618
National Financial Services LLC	1,907,296	(1,744,150)	—	163,146
State Street Bank & Trust Co.	2,009,034	(1,891,704)	—	117,330
	$ 16,308,432	$ (15,709,883)	$ —	$ 598,549

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s
Statement of Assets and Liabilities.

(b)
The market value of the loaned securities is determined as of March 31, 2026. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5.
DERIVATIVE FINANCIAL INSTRUMENTS
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Notes to Financial Statements

Notes to Financial Statements  (continued)
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Fund entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, majority-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
Average Daily Net Assets	Investment Advisory Fees
First $1 billion	0.500%
$1 billion - $1.5 billion	0.475
Greater than $1.5 billion	0.450
Service and Distribution Fees: The Fund entered into a Distribution Agreement and Distribution and Service Plans with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
Share Class	Service Fees	Distribution Fees
Investor A	0.25%	N/A
Investor C	0.25	0.75%
Class R	0.25	0.25
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the year ended March 31, 2026, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:
	Investor A	Investor C	Class R	Total
Service and distribution — class specific	$447,603	$95,435	$62,100	$605,138
Administration: The Fund entered into an Administration Agreement with the Manager, an indirect, majority-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Statement of Operations, is paid at the annual rates below.
Average Daily Net Assets	Administration Fees
First $500 million	0.0425%
$500 million - $1 billion	0.0400
$1 billion - $2 billion	0.0375
$2 billion - $4 billion	0.0350
$4 billion - $13 billion	0.0325
Greater than $13 billion	0.0300
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statement of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
262026 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
For the year ended March 31, 2026, the following table shows the class specific administration fees borne directly by each share class of the Fund:
	Institutional	Investor A	Investor C	Class K	Class R	Total
Administration — class specific	$35,276	$35,803	$1,908	$44,643	$2,478	$120,108
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the year ended March 31, 2026, the Fund did not pay any amounts to affiliates in return for these services.
The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the year ended March 31, 2026, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:
	Institutional	Investor A	Investor C	Class K	Class R	Total
Reimbursed amounts	$ 5,878	$ 4,205	$ 1,199	$ 437	$ 258	$ 11,977
For the year ended March 31, 2026, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
	Institutional	Investor A	Investor C	Class K	Class R	Total
Transfer agent — class specific	$ 215,486	$ 201,984	$ 26,136	$ 8,294	$ 25,315	$ 477,215
Other Fees: For the year ended March 31, 2026, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares for a total of $2,016.
For the year ended March 31, 2026, affiliates received CDSCs as follows:
Share Class	Amounts
Investor A	$490
Investor C	62
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Fund, as defined in the 1940 Act (“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended March 31, 2026, the amount waived was $4,790.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended March 31, 2026, there were no fees waived by the Manager pursuant to this arrangement.
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit net total annual operating expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
Institutional	Investor A	Investor C	Class K	Class R
0.48%	0.73%	1.48%	0.43%	0.98%

The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2027, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended March 31, 2026, the Manager waived and/or reimbursed investment advisory fees of $1,087,839 which is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific and transfer agent fees waived and/or reimbursed by the Manager — class specific, respectively, in the Statement of Operations. For the year ended March 31, 2026, class specific expense waivers and/or reimbursements were as follows:
	Institutional	Investor A	Investor C	Class K	Class R	Total
Administration fees waived by the Manager — class specific	$ 35,276	$ 35,803	$ 1,908	$ 44,643	$ 2,478	$ 120,108
Transfer agent fees waived and/or reimbursed by the Manager — class specific	127,279	112,693	21,265	8,294	19,291	288,822
Notes to Financial Statements

Notes to Financial Statements  (continued)
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the securities lending agreement effective as of January 1, 2026, the Fund retains 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specific threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 84% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Pursuant to the securities lending agreement effective as of January 1, 2025, identical securities lending agreements were in place for the Fund for the calendar year ended December 31, 2025.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the year ended March 31, 2026, the Fund paid BIM $38,928 for securities lending agent services.
Directors and Officers: Certain directors and/or officers of the Fund are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the Fund’s Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.
Other Transactions: The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors. For the year ended March 31, 2026, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:
Purchases	Sales	Net Realized Gain
$ 30,768,618	$28,957,762	$1,941,187
7.
PURCHASES AND SALES
For the year ended March 31, 2026, purchases and sales of investments, excluding short-term securities, were $757,978,639 and $533,985,780, respectively.
8.
INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of March 31, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund’s NAV.
282026 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
The tax character of distributions paid was as follows:
	Year Ended 03/31/26	Year Ended 03/31/25
Ordinary income	$ 12,499,926	$ 6,186,609
Long-term capital gains	19,890,658	—
	$ 32,390,584	$ 6,186,609
As of March 31, 2026, the tax components of accumulated earnings (loss) were as follows:
Fund Name	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)(a)	Total
Advantage SMID Cap Fund, Inc.	$ 10,654,133	$ 7,141,368	$ 79,034,434	$ 96,829,935

(a)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.

As of March 31, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Advantage SMID Cap Fund, Inc.	$ 691,231,170	$ 136,043,655	$ (57,009,179)	$ 79,034,476

9.
BANK BORROWINGS
The Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2026 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended March 31, 2026, the Fund did not borrow under the credit agreement.
10.
PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and
Notes to Financial Statements

Notes to Financial Statements  (continued)
therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11.
CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
	Year Ended 03/31/26		Year Ended 03/31/25
Share Class	Shares	Amount	Shares	Amount
Institutional
Shares sold	5,417,212	$170,073,579	810,871	$23,498,730
Shares issued in reinvestment of distributions	262,913	8,227,236	42,934	1,341,264
Shares redeemed	(1,445,231)	(45,176,283)	(767,725)	(21,940,812)
	4,234,894	$133,124,532	86,080	$2,899,182
Investor A
Shares sold and automatic conversion of shares	270,139	$7,593,271	270,979	$7,359,772
Shares issued in reinvestment of distributions	305,188	8,681,123	76,154	2,212,280
Shares redeemed	(988,424)	(27,745,071)	(1,085,375)	(29,146,726)
	(413,097)	$(11,470,677)	(738,242)	$(19,574,674)
Investor C
Shares sold	335,126	$3,899,744	601,531	$7,067,146
Shares issued in reinvestment of distributions	105,179	1,202,821	9,007	111,601
Shares redeemed and automatic conversion of shares	(326,494)	(3,788,675)	(132,778)	(1,555,316)
	113,811	$1,313,890	477,760	$5,623,431
302026 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
	Year Ended 03/31/26		Year Ended 03/31/25
Share Class	Shares	Amount	Shares	Amount
Class K
Shares sold	5,458,109	$165,435,888	2,520,882	$72,604,420
Shares issued in reinvestment of distributions	376,608	11,692,132	64,440	2,011,822
Shares redeemed	(1,719,672)	(53,388,719)	(1,760,851)	(51,006,706)
	4,115,045	$123,739,301	824,471	$23,609,536
Class R
Shares sold	925,067	$14,640,686	180,162	$2,780,823
Shares issued in reinvestment of distributions	75,345	1,176,735	8,021	130,421
Shares redeemed	(249,919)	(3,952,017)	(79,905)	(1,188,558)
	750,493	$11,865,404	108,278	$1,722,686
	8,801,146	$258,572,450	758,347	$14,280,161
12.
SUBSEQUENT EVENTS
Management’s evaluation of the impact of all subsequent events on the Fund’s financial statements was completed through the date the financial statements were issued and the following item was noted:
Effective April 9, 2026, the credit agreement was extended until April 2027 under substantially similar terms.
Notes to Financial Statements

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Directors of BlackRock Advantage SMID Cap Fund, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of BlackRock Advantage SMID Cap Fund, Inc. (the “Fund”), including the schedule of investments, as of March 31, 2026, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of March 31, 2026, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2026, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
May 22, 2026
We have served as the auditor of one or more BlackRock investment companies since 1992.
322026 BlackRock Annual Financial Statements and Additional Information

Important Tax Information (unaudited)
The following amount, or maximum amount allowable by law, is hereby designated as qualified dividend income for individuals for the fiscal year ended March 31, 2026:
Fund Name	Qualified Dividend Income
BlackRock Advantage SMID Cap Fund, Inc.	$ 5,700,586
The following amount, or maximum amount allowable by law, is hereby designated as qualified business income for individuals for the fiscal year ended March 31, 2026:
Fund Name	Qualified Business Income
BlackRock Advantage SMID Cap Fund, Inc.	$ 1,217,523
The Fund hereby designates the following amount, or maximum amount allowable by law, as capital gain dividends, subject to a long-term capital gains tax rate as noted below, for the fiscal year ended March 31, 2026:
Fund Name	20% Rate Long-Term Capital Gain Dividends
BlackRock Advantage SMID Cap Fund, Inc.	$ 19,890,658
The Fund hereby designates the following amount, or maximum amount allowable by law, of distributions from direct federal obligation interest for the fiscal year ended March 31, 2026:
Fund Name	Federal Obligation Interest
BlackRock Advantage SMID Cap Fund, Inc.	$ 73,627
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The following percentage, or maximum percentage allowable by law, of ordinary income distributions paid during the fiscal year ended March 31, 2026 qualified for the dividends-received deduction for corporate shareholders:
Fund Name	Dividends-Received Deduction
BlackRock Advantage SMID Cap Fund, Inc.	37.52%
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended March 31, 2026:
Fund Name	Interest Dividends
BlackRock Advantage SMID Cap Fund, Inc.	$ 146,161
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest-related dividends and qualified short-term capital gains eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended March 31, 2026:
Fund Name	Interest-Related Dividends	Qualified Short-Term Capital Gains
BlackRock Advantage SMID Cap Fund, Inc.	$ 146,161	$ 8,422,366
Important Tax Information

Additional Information
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Directors, Officers, and Others
Compensation to the independent directors of the Fund is paid by the Fund.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select “Access Your Account”
3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
342026 BlackRock Annual Financial Statements and Additional Information

Additional Information (continued)
Fund and Service Providers

Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Accounting Agent and Custodian
The Bank of New York Mellon
New York, NY 10286
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Westborough, MA 01581
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02110
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Ropes & Gray LLP
New York, NY 10036
Address of the Manager and Administrator
100 Bellevue Parkway
Wilmington, DE 19809
Additional Information

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
ADR	American Depositary Receipt
CVR	Contingent Value Rights
LP	Limited Partnership
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust
362026 BlackRock Annual Financial Statements and Additional Information

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Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – Not Applicable

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

4

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached.

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached.

5

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

 BlackRock Advantage SMID Cap Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Advantage SMID Cap Fund, Inc.

 Date: May 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Advantage SMID Cap Fund, Inc.

 Date: May 22, 2026

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Advantage SMID Cap Fund, Inc.

 Date: May 22, 2026

6